Accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Accounts payable and accrued liabilities.
Accounts payable	$ 8,353	$ 7,670
Accrued liabilities	8,486	7,021
Income tax payable	1,631	3,212
Sales tax payable	2,432	8,343
Total	$ 20,902	$ 26,246